Financial instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments	Financial instruments
19.1Capital management
The Entity manages its capital to ensure that the Entity will be able to continue as a going concern while maximizing the return to partners through the optimization of the debt and equity balance.
The capital structure of the Entity consists of net debt (total borrowings, including the current portion, as detailed in Note 10 offset by cash and bank balances) and equity of the Entity (comprising issued capital, additional paid-in capital, retained earnings and other comprehensive income as detailed in Note 12). The Entity is not subject to any externally imposed capital requirements.
19.2Leverage ratio
The Board reviews the capital structure of the Entity on a regular basis. As part of this review, the Board considers the cost of capital and the risks associated with each class of capital.
The leverage ratio at end of following reporting periods was as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Debt	$847,050,674	$915,186,754	$930,499,586
Cash, cash equivalents and restricted cash	(184,120,894)	(501,166,136)	(139,147,085)
Net debt	662,929,780	414,020,618	791,352,501

Equity	2,597,284,183	2,486,968,425	1,639,787,828

Net debt to equity ratio	26%	17%	48%
19.3Categories of financial instruments
Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 3 to the consolidated financial statements.
The Entity’s principal financial assets are bank balances, cash equivalents and restricted cash as disclosed in Note 5 and operating lease receivables as disclosed in Note 7. The Entity’s principal financial liability is long-term debt as disclosed in Note 10.
19.4Financial risk management objectives
The Entity seeks to minimize the effects of market risk (including fair value interest rate risk), credit risk, liquidity risk and cash flow interest rate risk. The use of financial derivatives is governed by the Entity’s policies approved by the board of directors. The Entity does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.
19.5Market risk
The Entity’s activities expose it primarily to the financial risks of changes in interest rates (see 17.8 below) and foreign currency exchange rates (see 19.6 below).
Market risk exposures are measured using value-at-risk (VaR) supplemented by sensitivity analysis.
19.6Foreign currency risk management
The Entity is exposed to foreign exchange risk, primarily with respect to the Mexican peso and to the US dollar in respect of one of its subsidiaries, whose functional currency is the Mexican peso. Foreign exchange risk arises from future commercial transactions and recognized monetary assets and liabilities.
The carrying amounts of the Entity’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period as well as the relevant exchange rates are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Exchange rates:
Mexican pesos per US dollar at the end of the period	20.2683	16.8935	19.3615
Mexican pesos per US dollar average during the year	18.3024	17.7576	20.1249

Monetary assets:
Mexican pesos	$133,306,435	$120,056,104	$229,361,977
US dollars	187,685	21,161	263,033

Monetary liabilities:
Mexican pesos	$3,258,294	$14,408,011	$260,708,893
US dollars	30,313,189	30,777,579	30,979,579
19.7Foreign currency sensitivity analysis
The following table details the Entity’s sensitivity to a 10% appreciation or depreciation in the US Dollar against the Mexican peso. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency exchange rates. A positive number below indicates an increase in profit or equity where the US dollar appreciates 10%
against the relevant currency. For a 10% depreciation of the US dollar against the Mexican peso, there would be a comparable impact on the profit or equity, and the balances below would be negative:

	December 31, 2024	December 31, 2023	December 31, 2022

Profit or loss impact:
Mexican peso - 10% appreciation - gain	$(1,107,520)	$100,921	$147,185
Mexican peso - 10% depreciation - loss	1,353,635	(123,347)	(179,893)
U.S. dollar - 10% appreciation – loss	(61,059,275)	(51,958,356)	(59,471,840)
U.S. dollar - 10% depreciation – gain	61,059,275	51,958,356	59,471,840

19.8Credit risk management
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Entity. The Entity has adopted a policy of only dealing with creditworthy counterparties as a means of mitigating the risk of financial loss from defaults. The Entity’s exposure and the credit ratings of its counterparties are monitored, and the transactions consummated are entered into with approved counterparties. The Entity’s maximum credit risk is the total of its financial assets included in its statement of financial position.
The Entity’s clients operate in a variety of industries. Its real estate portfolio is primarily concentrated in the food and beverage, automotive, aerospace, medical, logistics and plastics industries. The Entity’s exposure to these industries subjects it to the risk of economic downturns in such industrial sectors to a greater extent than if its properties were more diversified across other industries.
19.9Liquidity risk management
If the Entity is unable to raise additional debt or equity, its results of operations could suffer. The Entity closely monitors the maturity of its financial liabilities and the cash needs of its operations. It prepares and provides a detailed cash flow analysis on a quarterly basis and presents it to its board of directors. Decisions are made to obtain new financing or limit cash investments in order to maintain a healthy projected cash balance.

Most the Entity's financial liabilities are settled within a period of less than twelve months. The maturities of the long-term debt as of December 31, 2024, 2023 and 2022 is as follows:

December 31, 2024	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,219,162	$2,417,352	$485,593,073	$365,000,000	$854,229,587
Accrued interest	4.98%	6,349,288	19,356,107	109,696,698	21,873,658	157,275,751

		$7,568,450	$21,773,459	$595,289,771	$386,873,658	$1,011,505,338

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139

December 31, 2022	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,183,062	$3,444,093	$501,005,191	$435,000,000	$940,632,346
Accrued interest	4.98%	17,700,067	21,144,641	143,645,742	46,594,158	229,084,608

		$18,883,129	$24,588,734	$644,650,933	$481,594,158	$1,169,716,954
19.10Fair value of financial instruments
19.12.1Fair value of financial assets that are measured at fair value on a recurring basis
The Entity’s investments are classified as level 1 in the IFRS 13 fair value hierarchy since they are traded in an active market.
19.12.2Fair value of financial instruments carried at amortized cost
The fair value of long-term debt and its related current portion as of December 31, 2024, 2023 and 2022 is $872,529,999, $881,873,634 and $912,330,632, respectively. This measurement is classified as level 2 since management uses an adjusted observable discount rate to determine fair value of debt.
Management considers that the carrying amounts of all other financial assets and other financial liabilities recognized in the consolidated financial statements approximate their fair values.